Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Description of Plan [Line Items]
Description of Plan
1.
DESCRIPTION OF PLAN

The following description of the Acme Brick Company (the “Company”) 401(k) Retirement & Savings Plan (the “Plan”) provides only general information. The Company is an indirect subsidiary of Berkshire Hathaway, Inc. (“Berkshire”). Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

a.
General. The Plan is a defined contribution plan which covers all employees. Employees are eligible to participate in the Plan as of the first day of the month on or after each employee has completed sixty (60) days of service and reached the age of eighteen (18). Employees hired on or after July 1, 2019 are automatically enrolled in the Plan at a deferral rate of 3% after the two aforementioned criteria are met and after a 30-day grace period to opt out. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Company’s Board of Directors is responsible for oversight of the Plan. The Administrative Committee determines the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Company’s Board of Directors.
b.
Contributions. Employees may make voluntary pre-tax contributions or after-tax Roth 401(k) contributions through salary deferrals, limited to 65% of each employee’s eligible earnings, but not more than the maximum allowed by law. Contributions for employees hired on or after July 1, 2019 automatically increase 1% each year, up to a maximum of 5%, on the employee's enrollment anniversary. Employee contributions are subject to Internal Revenue Code (the “Code”) limitations. The maximum contribution allowed by the Plan was $23,500 in 2025. Employees who are 50 or older as of December 31, 2025 and reach either the maximum before-tax contribution limit of 65% or maximum contribution allowed by the Plan may make catch-up contributions. The catch-up contribution limit was $7,500 for 2025, or $11,250 for participants aged 60 to 63, and is eligible for Company matching.

For the year ended December 31, 2025, Company matching contributions were equal to 50% of the sum of each employee’s voluntary pre-tax contributions and after-tax Roth contributions up to five percent of the employee’s eligible earnings. The Company’s Board of Directors determines the matching percentage. Company matching contributions totaled $1,847,070 for the year ended December 31, 2025. Forfeiture balances of $225,000 will be applied against the 4th quarter amount due of $536,854 in 2026.

Any employee of the Company may roll over distributions made from a previous employer’s qualified retirement plan into the Plan.

c.
Participant accounts. Each participant’s account is credited with the employee’s contributions and an allocation of the Company’s contributions and investment earnings. Allocations are based on participants’ earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
d.
Vesting. Participants have a fully vested, nonforfeitable right to employee contributions. Company matching contributions are allocated to all participants and become fully vested after participants have completed three years of vested service. A participant’s account balance shall be 100% vested upon normal retirement (age 65), disability or death. Effective January 1, 2020, Company matching contributions are fully vested for any participant whose separation from service is the result of a reduction in force. One year of vested service is credited for each calendar year in which a participant has at least 1,000 hours of service. Forfeitures of the Company match may be used to pay Plan expenses or fund other matching contributions; however, the forfeiture amount is credited back to participants upon re-employment with the Company. Forfeiture balances as of December 31, 2025 and 2024 were approximately $235,000 and $236,000, respectively.
e.
Payment of benefits. Withdrawals of vested contributions from the Plan by participants can be made at normal retirement (age 65), when a participant dies, becomes disabled or a break in service occurs. There is no plan provision for early retirement. Distributions upon withdrawal are made in accordance with the Plan document.
f.
Notes receivable from participants. Participants are allowed to apply for and receive loans from their vested account balance, subject to certain requirements, including the provision that they may not have more than one outstanding loan at a time. The minimum loan amount is $1,000 and the maximum is 50% of the participant’s vested balance, but never more than $50,000 minus the highest outstanding balance of the participant’s total Plan loans during the last 12 months. The loans are secured by the balance in the participant’s account. A reasonable rate of interest is charged on loans. Currently, the Plan charges interest at the federal Prime rate plus 2%.